Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	¥ 198,941	¥ 221,950	¥ 112,482
Changes from financing cash flows	21,226	(31,233)	104,724
Foreign exchange movement	(806)	137	629
Changes arising from losing control of consolidated structured entities	(751)	(501)
New leases	1,156	2,239
Interest expense	3,747	4,255	4,115
Others	(78)	(91)
Liabilities arising from financing activities,ending balance	223,435	198,941	221,950
Liabilities arising from financing activities,ending balance			224,135
Interest-bearing loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	20,045	20,150	18,794
Changes from financing cash flows	317	(242)	727
Foreign exchange movement	(806)	137	629
Liabilities arising from financing activities,ending balance	19,556	20,045	20,150
Liabilities arising from financing activities,ending balance			20,150
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	34,990
Changes from financing cash flows		34,988
Interest expense	2	2
Liabilities arising from financing activities,ending balance	34,992	34,990
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	3,091
Changes from financing cash flows	(1,618)	(1,348)
New leases	1,156	2,239
Interest expense	113	106
Others	(78)	(91)
Liabilities arising from financing activities,ending balance	2,664	3,091
Liabilities arising from financing activities,ending balance			2,185
Securities sold under agreements to repurchase [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	118,088	192,141	87,309
Changes from financing cash flows	4,912	(73,552)	104,832
Changes arising from losing control of consolidated structured entities	(751)	(501)
Liabilities arising from financing activities,ending balance	122,249	118,088	192,141
Liabilities arising from financing activities,ending balance			192,141
Other liability-payable to the third-party holders of consolidated structured entities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	21,400	9,407	6,252
Changes from financing cash flows	21,254	11,993	3,155
Liabilities arising from financing activities,ending balance	42,654	21,400	9,407
Liabilities arising from financing activities,ending balance			9,407
Other liability-interest payable related to financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1,327	252	127
Changes from financing cash flows	(3,639)	(3,072)	(3,990)
Interest expense	3,632	4,147	4,115
Liabilities arising from financing activities,ending balance	¥ 1,320	¥ 1,327	252
Liabilities arising from financing activities,ending balance			¥ 252